Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements include our accounts, our subsidiaries and any consolidated variable interest entities. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements our accounts, our subsidiaries and any consolidated variable interest entities, or VIEs, as defined in the Financial Accounting Standards Board, or the FASB, Accounting Standard Codification, or ASC, 810, Consolidation, or ASC 810. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.

Use of Estimates
Use of Estimates
The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. These estimates are made and evaluated on an ongoing basis using information that is currently available as well as various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates, perhaps in adverse ways, and those estimates could be different under different assumptions or conditions.

Cash and Cash Equivalent		Cash and Cash Equivalents Cash and cash equivalents consist of all highly liquid investments with a maturity of three months or less when purchased.
Restricted Cash
Restricted Cash
Restricted cash is comprised of impound reserve accounts for property taxes, insurance, capital improvements and tenant improvements as well as collateral accounts for debt and interest rate swaps.

Revenue Recognition
In accordance with ASC 840, Leases, or ASC 840, minimum annual rental revenue is recognized on a straight-line basis over the term of the related lease (including rent holidays). Differences between rental income recognized and amount contractually due under the lease agreements will be credited or charged, as applicable, to deferred rent receivables. Tenant reimbursement revenue, which is comprised of additional amounts recoverable from tenants for common area maintenance expenses and certain other recoverable expenses, is recognized as revenue in the period in which the related expenses are incurred. Tenant reimbursements are recognized and presented in accordance with ASC 605-45, Revenue - Principal Agent Considerations. This guidance requires that these reimbursements be recorded on a gross basis, as we are generally the primary obligor with respect to purchasing goods and services from third-party suppliers, have discretion in selecting the supplier, and have credit risk. We recognize lease termination fees if there is a signed termination letter agreement, all of the conditions of the agreement have been met, and the tenant is no longer occupying the property. Rental income is reported net of amortization recorded on lease inducements.

Tenant Receivables and Allowance for Uncollectible Accounts
Tenant receivables and straight-line rent receivables are carried net of the allowances for uncollectible amounts. An allowance is maintained for estimated losses resulting from the inability of certain tenants to meet the contractual obligations under their leases. We maintain an allowance for straight-line rent receivables arising from the straight-lining of rents. Such allowance is charged to bad debt expense which is included in general and administrative expense on our accompanying consolidated statements of operations. Our determination of the adequacy of these allowances is based primarily upon evaluations of historical loss experience, the tenant’s financial condition, security deposits, letters of credit, lease guarantees and current economic conditions and other relevant factors.

Purchase Price Allocation
Purchase Price Allocation
In accordance with ASC 805, Business Combinations, or ASC 805, we, with the assistance of independent valuation specialists, allocate the purchase price of completed acquisitions to tangible and identified intangible assets and liabilities based on their respective fair values. The allocation to tangible assets (building and land) is based upon our determination of the value of the property as if it were to be replaced and vacant using discounted cash flow models similar to those used by market participants. Factors considered by us include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. Additionally, the purchase price of the applicable completed acquisition property is allocated to above or below market leases, above or below market leasehold interests, in place leases, tenant relationships, above or below market debt assumed and any contingent consideration.
The value allocable to above or below market leases is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be received pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be received using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leases are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The value allocable to above or below market leasehold interests is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be paid pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be paid using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leasehold interests are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leasehold interests are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The total amount of other intangible assets acquired is further allocated to in place leases and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. Characteristics considered by us in allocating these values include the nature and extent of the credit quality and expectations of lease renewals, among other factors. The amounts allocated to in place leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and will be amortized over the average remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to tenant relationships are included in identified intangible assets, net in our accompanying consolidated balance sheets and are amortized over the average remaining non-cancelable lease term of the acquired leases plus a market lease term.
The value allocable to above or below market debt is determined based upon the present value of the difference between the cash flow stream of the assumed mortgage and the cash flow stream of a market rate mortgage. The amounts allocated to above or below market debt are included in debt, net on our accompanying consolidated balance sheets and are amortized to interest expense over the remaining term of the assumed debt.
These allocations are subject to change based on information received within one year of the purchase related to one or more events identified at the time of purchase which confirm the value of an asset or liability received in an acquisition of property.
In accordance with the provisions of ASC 805, we expense acquisition-related costs for acquisitions.

Real Estate Investments
Real Estate Investments
Operating properties are carried at the lower of historical cost less accumulated depreciation or fair value less costs to sell. The cost of operating properties includes the cost of land and completed buildings and related improvements. Expenditures that increase the service life of properties are capitalized and the cost of maintenance and repairs is charged to expense as incurred. The cost of buildings is depreciated on a straight-line basis over the estimated useful lives of the buildings up to 39 years and for tenant improvements, the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment is depreciated over five years. When depreciable property is retired, replaced or disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Investment in Real Estate Held-for-Sale
Real Estate Held-for-Sale
We evaluate the held-for-sale classification of our owned real estate each quarter. Assets that are classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. Assets are generally classified as held-for-sale once management commits to a plan to sell the properties and has determined that the sale of the asset is probable and transfer of the asset is expected to occur within one year. The results of operations of these real estate properties are reflected as discontinued operations in all periods reported, and the properties are presented separately on our balance sheet at the lower of their carrying value or their fair value less costs to sell. As of December 31, 2012, we determined that no real estate within our portfolio should be classified as held-for-sale. Subsequent to December 31, 2012, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. Refer to Note 7, Assets Held for Sale and Discontinued Operations for further discussion.

Recoverability of Real Estate Investments
Recoverability of Real Estate Investments
Operating properties are evaluated for potential impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Impairment losses are recorded when indicators of impairment are present and the carrying amount of the asset is greater than the sum of the future undiscounted cash flows expected to be generated by that asset. We would recognize an impairment loss to the extent the carrying amount exceeded the fair value of the property. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding periods, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.

Real Estate Notes Receivable
Real Estate Notes Receivable
We evaluate the carrying values of real estate notes receivable on an individual basis. Management periodically evaluates the realizability of future cash flows from real estate notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the real estate notes receivable may not be recoverable. An impairment loss is recognized in current period earnings and is calculated as the difference between the carrying amount of the real estate notes receivable and the discounted cash flows expected to be received, or if foreclosure is probable, the fair value of the collateral securing the real estate notes receivable. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.

Derivative Financial Instruments
Derivative Financial Instruments
We are exposed to the effect of interest rate changes in the normal course of business. We seek to mitigate these risks by following established risk management policies and procedures which include the occasional use of derivatives. Our primary strategy in entering into derivative contracts is to add stability to interest expense and to manage our exposure to interest rate movements. We utilize derivative instruments, including interest rate swaps and caps, to effectively convert a portion of our variable rate debt to fixed rate debt. We do not enter into derivative instruments for speculative purposes.
Derivatives are recognized as either assets or liabilities in our consolidated balance sheets and are measured at fair value in accordance with ASC 815, Derivatives and Hedging, or ASC 815. Since our derivative instruments are not designated as hedge instruments, they do not qualify for hedge accounting under ASC 815, and accordingly, changes in fair value are included as a component of interest expense in our consolidated statements of operations in the period of change.

Fair Value Measurements
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures, or ASC 820, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement and is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 13, Fair Value of Financial Instruments for further discussion.

Receivables and Other Assets
Receivables and Other Assets
Other assets consist of accounts and other receivables, tenant note receivable, deferred financing costs, deferred leasing costs, lease inducements, straight-line rent receivables and prepaid expenses, deposits and other. Deferred financing costs include amounts paid to lenders and others to obtain financing and are amortized to interest expense on a straight-line basis over the term of the related loan which approximates the effective interest method. Deferred leasing costs are amounts incurred in executing a lease, both for external broker and marketing costs, plus a portion of internal leasing related costs. Deferred leasing costs are amortized on a straight-line basis method over the term of the applicable lease. Deferred leasing costs are included in operating activities in our consolidated statements of cash flows. Lease inducements are amortized on a straight-line basis against rental income over the term of the applicable lease. Management periodically evaluates the realizability of future cash flows from tenant notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the tenant notes receivable may not be recoverable. An impairment charge is recognized in current period earnings and is calculated as the difference between the carrying amount of the tenant notes receivable and the discounted cash flows expected to be received.

Redeemable Noncontrolling Interests of Limited Partners
Redeemable Noncontrolling Interests of Limited Partners
Redeemable noncontrolling interests relate to the interests in our consolidated entities that are not wholly owned by us. As these redeemable noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity in accordance with ASC 480, Distinguishing Liabilities from Equity, or ASC 480.

Listing Expenses
Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.

Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.

Income Taxes
Income Taxes
As a partnership, the allocated share of our income is included in the income tax returns of the general partner and limited partners. Accordingly, no accounting for income taxes is required in the accompanying consolidated financial statements. We may be subject to certain state or local taxes on its income and property.
ASC 740, Income Taxes requires us to recognize, measure, present and disclose in our consolidated financial statements uncertain tax positions that we have taken or expect to take on. We do not have any liability for uncertain tax positions that we believe should be recognized in our consolidated financial statements.

Segment Disclosure
Segment Disclosure
ASC 280, Segment Reporting establishes standards for reporting financial and descriptive information about an enterprise’s reportable segments. We have determined that we have one reportable segment, with activities related to investing in medical office buildings, healthcare-related facilities, commercial office properties and other real estate-related assets. Our investments in real estate and other real estate-related assets are geographically diversified and our chief operating decision maker evaluates operating performance on an individual asset level. As each of our assets has similar economic characteristics, tenants, and products and services, our assets have been aggregated into one reportable segment.

Recently Issued Accounting Pronouncements
Recently Issued or Adopted Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board, or the FASB, issued Accounting Standards Update, or ASU, 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We adopted ASU 2011-11 and ASU 2013-01 in fiscal 2013 and have reflected the adoption in our disclosures to our interim condensed consolidated financial statements.

Recently Issued or Adopted Accounting Pronouncements
In May 2011, the FASB issued Accounting Standards Update, or ASU, 2011-04, Fair Value Measurement (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, or ASU 2011-04, which amends existing guidance to provide common fair value measurements and related disclosure requirements between GAAP and International Financial Reporting Standards. Additional disclosure requirements in the amendment include: (1) for Level 3 fair value measurements, a description of the valuation processes used by the entity and a discussion of the sensitivity of the fair value measurements to changes in unobservable inputs; (2) discussion of the use of a non-financial asset that differs from the asset’s highest and best use; and (3) the level of the fair value hierarchy of financial instruments for items that are not measured at fair value but for which disclosure of fair value is required. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early adoption not permitted. We adopted ASU 2011-04 in fiscal 2012 and have reflected the adoption in our disclosures to the consolidated financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02, which allows an entity to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU 2012-02 is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We evaluated this topic and determined it will not have a material impact to our consolidated financial statements as we do not have any indefinite-lived intangible assets.
In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We will adopt ASU 2011-11 and ASU 2013-01 in fiscal 2013 and determined that the impact on the derivative disclosures is not expected to be material to our consolidated financial statements.